Borrowings - Schedule of Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Total credit facilities	$ 413,185	$ 475,949
Total borrowings	969,298	1,087,129
Less: Deferred finance costs, net	(7,704)	(10,826)
Add: bond premium	111	284
Less: current portion of credit facilities, net of deferred finance costs	(610,361)	(666,027)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(28,980)	(38,745)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	322,364	371,815
Sale and Leaseback Agreements $71,500 [Member]
Line of Credit Facility [Line Items]
Total borrowings	52,135	55,115
Sale and Leaseback Agreements $103,155 [Member]
Line of Credit Facility [Line Items]
Total borrowings	73,886	88,654
Sale and Leaseback Agreements $15,000 [Member]
Line of Credit Facility [Line Items]
Total borrowings	11,406	12,344
Sale and Leaseback Agreements $47,220 [Member]
Line of Credit Facility [Line Items]
Total borrowings	34,103	40,408
Sale and Leaseback Agreements $90,811 [Member]
Line of Credit Facility [Line Items]
Total borrowings	73,851	79,504
Sale and Leaseback Agreements $72,053 [Member]
Line of Credit Facility [Line Items]
Total borrowings	58,677	68,470
Ship Mortgage Notes $670,000 [Member]
Line of Credit Facility [Line Items]
Total credit facilities	549,303	602,600
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank [Member]
Line of Credit Facility [Line Items]
Total credit facilities	34,766	36,328
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB [Member]
Line of Credit Facility [Line Items]
Total credit facilities	0	16,099
BNP Loan Agreement [Member]
Line of Credit Facility [Line Items]
Total credit facilities	22,000	24,000
HSH $24,000 [Member]
Line of Credit Facility [Line Items]
Total credit facilities	14,847	15,991
HCOB $31,800 [Member]
Line of Credit Facility [Line Items]
Total credit facilities	26,724	28,416
Eurobank Ergasias S.A. $20,800 [Member]
Line of Credit Facility [Line Items]
Total credit facilities	17,600	19,200
Line of Credit [Member]
Line of Credit Facility [Line Items]
Total credit facilities	$ 665,240	$ 742,634